INVENTORIES	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2014	2015
	$	$

Raw materials	2,013	1,012
Work in progress	192	141
Finished goods	1,495	928

	3,700	2,081

Slow moving inventories amounting to $56, $125 and $80 were written off during the years ended March 31, 2013, 2014 and 2015, respectively.